AXP(SM)
                                                                      Tax-Free
                                                                    Money Fund

                                                        1999 SEMIANNUAL REPORT



(icon of) padlock


The goal of AXP Tax-Free Money Fund is to provide as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Distributed by American Express Financial Advisors Inc.

AMERICAN  EXPRESS Financial Advisors

Stability Without Taxes
Everyone needs to have a cash reserve to cover unexpected expenses. But where to keep it? It's easy to find an investment that provides stability and ready access to your money, but there's usually a drawback: You have to pay taxes on the interest the money earns.But there is an alternative -- Tax-Free Money Fund. The interest it pays is generally free from federal taxes. The result: A cash reserve that can let you keep the tax-exempt income it earns.



CONTENTS
From the Chairman                                        3
From the Portfolio Manager                               3
Fund Facts                                               5
Financial Statements                                     6
Notes to Financial Statements                            9
Investments in Securities                               13

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board


From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditor.
o Change  in the Fund  name  from  "IDS" to  "AXP."
o A change  in the investment management services agreement.
o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.



Arne H. Carlson



(picture of) Terry Fettig
Terry Fettig
Portfolio Manager


From the Portfolio Manager
AXP Tax-Free Money Fund's yield was largely unchanged during the first half of the fiscal year (January through June 1999), reflecting relatively stable short-term interest rates. The Fund's net asset value remained at $1 during the six months, providing shareholders with continued stability of principal in addition to a tax-free return.

For the seven-day period ended June 30, 1999, the Fund provided an annualized simple yield of 3.13% and an annualized compound yield of 3.18%. These are equal to 4.35% simple and 4.42% compound yields for an investor in the 28% federal income-tax bracket.

(Investors should keep in mind that an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 share, it is possible to lose money by investing in the Fund. Investors also should keep in mind that, under federal law, some notes issued in the tax-free securities market are subject to the alternative minimum tax, or AMT. To eliminate any federal income-tax liabilities for investors who may be subject to the AMT requirement, the Fund does not invest in such issues.)


FED RAISES RATES
Despite ongoing, solid economic growth, inflation remained remarkably low over the six months. As a result, short-term interest rates barely budged until the end of June. It was then that the Federal Reserve Board increased short-term interest rates by a quarter percentage point. The increase reflected the Fed's desire to cool down the economy slightly to head off a potential rise in the rate of inflation.

Changes to the portfolio were largely confined to a shift in its average maturity -- from about 60 days in January to about 30 days at period-end. This fluctuation in maturity is largely a result of seasonal supply factors in the short-term, tax-free market. As usual, about half the portfolio consisted of variable-rate demand notes, with the rest split about evenly between fixed-rate notes and commercial paper.

Looking to the second half of the fiscal year, although the Fed did raise interest rates in late June, it also announced that it was neutral on whether it would follow up with additional increases. Given that, as of this writing in mid-July, we have yet to see clear indications that inflation is about to undergo a meaningful rise, the Fed could maintain its neutral stance in the months ahead. If so, the Fund's yield would remain relatively stable.


Terry Fettig

Fund Facts

 6-month performance
(All figures per share)

Net asset value (NAV)
June 30, 1999                                                           $1.00
Dec. 31, 1998                                                           $1.00
Increase                                                                $  --

Distributions -- Jan. 1, 1999 - June 30, 1999
From income                                                             $0.01
From capital gains                                                      $ --
Total distributions                                                     $0.01

Total return*                                                           +1.29%
7-day yield                                                             +3.13%**

 *The  total  return  is  a   hypothetical  investment  in  the  Fund  with  all
  distributions  reinvested.
**The yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

Financial Statements

Statement of assets and liabilities
AXP Tax-Free Money Fund, Inc.

June 30, 1999 (Unaudited)

 Assets
Investments in securities, at value (Note 1)
    (identified cost $187,512,534)                               $187,512,534
Cash in bank on demand deposit                                      1,041,232
Accrued interest receivable                                           914,821
                                                                      -------
Total assets                                                      189,468,587
                                                                  -----------
Liabilities
Dividends payable to shareholders                                     105,257
Payable for investment securities purchased                        12,590,790
Accrued investment management services fee                              1,485
Accrued transfer agency fee                                               526
Accrued administrative services fee                                       144
                                                                       ------
Total liabilities                                                  12,698,202
                                                                   ----------
Net assets applicable to outstanding capital stock               $176,770,385
                                                                 ============

Represented by
Capital stock-- $.01 par value (Note 1)                          $  1,767,754
Additional paid-in capital                                        175,006,467
Undistributed net investment income                                        42
Accumulated net realized gain (loss)                                   (3,878)
                                                                       ------
Total-- representing net assets applicable to outstanding        $176,770,385
        capital stock                                            ============

Shares outstanding                                                176,775,410
                                                                  -----------

Net asset value per share of outstanding capital stock                   1.00

See accompanying notes to financial statements.

Statement of operations
AXP Tax-Free Money Fund, Inc.

Six months ended June 30, 1999 (Unaudited)

Investment income
Income:
Interest                                                           $2,694,084
                                                                   ----------
Expenses (Note 2):
Investment management services fee                                    269,405
Transfer agency fee                                                    91,724
Administrative services fees and expenses                              27,613
Compensation of board members                                           3,884
Custodian fees                                                         11,987
Printing and postage                                                   43,712
Registration fees                                                      37,575
Audit fees                                                             10,250
Other                                                                   2,926
                                                                      -------
Total expenses                                                        499,076
    Earnings credits on cash balances (Note 2)                        (22,685)
                                                                      -------
Total net expenses                                                    476,391
Investment income (loss) -- net                                     2,217,693
                                                                    ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)              2,841
                                                                        -----
Net increase (decrease) in net assets resulting from operations    $2,220,534
                                                                   ==========

See accompanying notes to financial statements.


Statements of changes in net assets
AXP Tax-Free Money Fund, Inc.
                                                                                     June 30, 1999        Dec. 31, 1998
                                                                                   Six months ended        Year ended
                                                                                      (Unaudited)


Operations and distributions
Investment income (loss)-- net                                                      $    2,217,693      $    4,692,082
Net realized gain (loss) on security transactions (Note 3)                                   2,841                  --
                                                                                             -----           ---------


Net increase (decrease) in net assets resulting from operations                          2,220,534           4,692,082
                                                                                         ---------           ---------
Distributions to shareholders from:
    Net investment income                                                               (2,217,651)         (4,692,121)
                                                                                        ----------          ----------

Capital share transactions at constant $1 net asset value

Proceeds from sales of shares                                                          194,132,540         343,999,939
Net asset value of shares issued in reinvestment of distributions                        2,174,869           4,513,497
Payments for redemptions of shares                                                    (192,780,125)       (327,618,650)
                                                                                      ------------        ------------

Increase (decrease) in net assets from capital share transactions                        3,527,284          20,894,786
                                                                                         ---------          ----------
Total increase (decrease) in net assets                                                  3,530,167          20,894,747
Net assets at beginning of period                                                      173,240,218         152,345,471
                                                                                       -----------         -----------

Net assets at end of period                                                          $ 176,770,385        $173,240,218
                                                                                      ============        ============

Undistributed net investment income                                                  $          42        $         --
                                                                                     -------------        ------------


See accompanying notes to financial statements.

Notes to Financial Statements

AXP Tax-Free Money Fund, Inc.
(Unaudited as to June 30, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended), as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund invests primarily in short-term bonds and notes issued by or on behalf of state or local governmental units.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES

The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management

Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.31% to 0.24% annually. Effective July 1, 1999, the management fee will increase to a range of 0.36% to 0.25% of average daily net assets annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee of $24 per shareholder account for this service. Under terms of a prior agreement that ended Jan. 31, 1999, the Fund paid a transfer agency fee at an annual rate per shareholder account of $20.

During the six months ended June 30, 1999, the Fund's custodian and transfer agency fees were reduced by $22,685 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities aggregated $324,650,492 and $308,280,330, respectively, for the six months ended June 30, 1999. Realized gains and losses, if any, are determined on an identified cost basis.

4. BANK  BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express funds, permits borrowings up to $200 million, collectively. Interest is charged to each fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended June 30, 1999.



5. FINANCIAL HIGHLIGHTS

The table below shows certain important financial information for evaluating the Fund's results.

Fiscal period ended Dec. 31,

Per share income and capital changesa


                                                    1999c        1998          1997            1996          1995
Net asset value, beginning of perio                 $1.00        $1.00         $1.00           $1.00         $1.00

Income from investment operations:
Net investment income (loss)                          .01          .03           .03             .03           .03


Less distributions:

Dividends from net investment income                 (.01)        (.03)         (.03)           (.03)         (.03)

Net asset value, end of period                      $1.00        $1.00         $1.00           $1.00         $1.00


Ratios/supplemental data

Net assets, end of period (in millions)              $177         $173          $152            $157          $146

Ratio of expenses to average daily net assetsb       .57%d        .54%          .55%            .55%          .58%

Ratio of net investment income (loss)

to average daily net assets                         2.55%d       2.93%         3.13%           2.94%         3.19%

Total return                                        1.29%        2.94%         3.18%           2.95%         3.24%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
c Six months ended June 30, 1999 (Unaudited).
d Adjusted to an annual basis.




Investments in Securities

AXP Tax-Free Money Fund, Inc.
June 30, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)


Municipal notes
Issuer(b)                                                     Annualized               Amount                  Value(a)
                                                             yield on date           payable at
                                                               of purchase             maturity

Alabama (4.9%)
Columbia County Industrial Development Pollution Control
    Revenue Bonds (Alabama Power) V.R. Series 1995C
        10-01-22                                                 3.40%            $8,550,000(c)              $8,550,000
Columbia County Industrial Development Pollution Control
    Revenue Bonds (Alabama Power) V.R. Series 1995D
        10-01-22                                                 3.85                200,000(c)                 200,000

Total                                                                                                         8,750,000


Alaska (3.4%)
Valdez Marine Terminal Refunding Revenue Bonds
    (Mobil Alaskan Pipeline) V.R. Series 1993A
        11-01-03                                                 3.30              1,000,000(c)               1,000,000
Valdez Marine Terminal Revenue Bonds
    (Exxon Pipeline) V.R. Series 1993A
        12-01-33                                                 3.40              5,050,000(c)               5,050,000

Total                                                                                                         6,050,000


Arizona (9.9%)
Maricopa County (Arizona Public Service)
    (Bank of America) V.R.
        05-01-29                                                 3.40              2,000,000(c)               2,000,000
Maricopa County Pollution Control Revenue Bonds
    (Arizona Public Service) V.R.

        05-01-29                                                 3.40                800,000(c)                 800,000
Maricopa County Pollution Control Revenue Bonds
    (Arizona Public Service) V.R. Series 1994A
        05-01-29                                                 3.40              2,300,000(c)               2,300,000
Maricopa County Pollution Control Revenue Bonds
    (Southern California Edison) C.P. Series 1999E
        07-06-99                                                 3.35              1,000,000                  1,000,000
        08-03-99                                                 3.05              2,500,000                  2,500,000
Maricopa County Pollution Control Revenue Bonds
    V.R. Series 1994C
        05-01-29                                                 3.45             $1,850,000                 $1,850,000
Salt River Agricultural Improvement & Power District C.P.
        07-09-99                                                 2.90              1,000,000                  1,000,000
        07-14-99                                                 2.85              1,000,000                  1,000,000
        10-13-99                                                 3.15              1,000,000                  1,000,000
Salt River Agricultural Improvement & Power District C.P.
    Series 1999B
        07-12-99                                                 3.30              2,000,000                  2,000,000
School District T.A.N.
    Certificate of Participation Series 1998A
        07-30-99                                                 4.10              2,000,000                  2,000,816

Total                                                                                                        17,450,816


California (0.9%)
Los Angeles County T.R.A.N.
        06-30-00                                                 3.97              1,500,000                  1,509,840


Florida (0.7%)
Municipal Power Agency C.P.
        02-01-00                                                 3.30              1,155,000                  1,155,000


Georgia (4.8%)
Burke County Development Authority Pollution Control
    Adjustable Bonds (Georgia Power) Vogtle V.R. 3rd Series
        09-01-25                                                 3.50                400,000(c)                 400,000
Burke County Development Authority Pollution Control
    Revenue Bonds (Georgia Power) Vogtle V.R. 2nd Series
        07-01-24                                                 3.50              1,300,000(c)               1,300,000
        04-01-25                                                 3.50                375,000(c)                 375,000
Burke County Development Authority Pollution Control
    Revenue Bonds (Georgia Power) Vogtle V.R. 3rd Series
        09-01-25                                                 3.50              1,000,000(c)               1,000,000
Burke County Development Authority Pollution Control
    Revenue Bonds (Georgia Power) Vogtle V.R. 5th Series
        07-01-24                                                 3.85                300,000(c)                 300,000
Monroe County Pollution Control Revenue Bonds
    (Gulf Power) V.R. 2nd Series
        09-01-24                                                 3.50              1,500,000(c)               1,500,000
Putnam County Development Authority Pollution Control
    Revenue Bonds (Georgia Power) V.R. 2nd Series
        09-01-29                                                 3.50              3,600,000(c)               3,600,000

Total                                                                                                         8,475,000

Idaho (1.7%)
State T.R.A.N. Series 1999
        06-30-00                                                 4.22              3,000,000                  3,024,570


Illinois (6.2%)
Chicago General Obligation Tender Notes
    Series 1999
        01-27-00                                                 2.95              2,000,000                  2,000,000
Development Finance Authority Pollution Control
    Revenue Bonds (Amoco Oil) V.R. Series 1994
        11-01-12                                                 3.40                200,000(c)                 200,000
Health Facilities (University of Chicago Hospitals)
    (MBIA Insured) V.R.
        08-01-26                                                 3.50              6,200,000(c,d)             6,200,000
Health Facilities Authority Revenue Bonds
    (University of Chicago Hospitals) V.R.
        11-15-23                                                 3.50              2,000,000(c)               2,000,000
        08-01-26                                                 3.50                600,000(c)                 600,000

Total                                                                                                        11,000,000


Indiana (8.9%)
Bond Bank Advanced Funding Notes
    2nd Series 1999A
        01-19-00                                                 3.49              2,000,000                  2,005,716
Indianapolis Public Improvement Bond
    Limited Obligation Notes Series 1998G
        08-15-99                                                 3.50              2,000,000                  2,001,207
Jasper County Pollution Control Revenue Bonds
    (Northern Indiana Public Service) V.R.
        08-01-10                                                 3.45                200,000(c)                 200,000
        06-01-13                                                 3.45              5,000,000(c)               5,000,000
Jasper County Pollution Control Revenue Bonds
    (Northern Indiana Public Service) V.R. Series 1994C
        04-01-19                                                 3.45%            $2,500,000(c)              $2,500,000
Mount Vernon Pollution  Control & Solid Waste Disposal  Refunding  Revenue Bonds
    (General Electric) C.P.
        07-08-99                                                 3.40              2,990,000                  2,990,000
State Education Facility (University of Notre Dame)
        03-01-25                                                 3.70              1,000,000(c)               1,000,000

Total                                                                                                        15,696,923


Iowa (2.3%)
School Cash Anticipation Program
    Iowa School Corporation
    Warrant Certificate Series 1999A
        06-23-00                                                 3.97              2,000,000                  2,014,575
School Cash Anticipation Program
    Iowa School Corporation
    Warrant Certificate Series 1999B
        01-28-00                                                 3.49              2,000,000                  2,005,943

Total                                                                                                         4,020,518


Kentucky (2.4%)

Jefferson County Pollution Control Revenue Bonds
    (Louisville Gas & Electric) C.P. V.R.D.N. Series 1993
        07-14-99                                                 3.30              1,300,000                  1,300,000
        08-04-99                                                 3.05              3,000,000                  3,000,000

Total                                                                                                         4,300,000


Maryland (1.1%)
Montgomery County C.P. B.A.N.
        07-07-99                                                 3.60              2,000,000                  2,000,000


Massachusetts (1.4%)
State Variable Refunding Bonds
    V.R. Series 1998B
        09-01-16                                                 3.60              2,500,000(c)               2,500,000

Michigan (6.8%)
Detroit City District School Aid Notes
    (Wayne County) Series 1998
        07-01-99                                                 4.50              1,000,000                  1,000,000
Detroit City District School Notes
    Series 1999
        06-01-00                                                 3.97              2,000,000                  2,014,224
Municipal Bond Authority Revenue Notes Series D-1
        08-27-99                                                 4.25              1,000,000                  1,001,009
Regents of the University Hospital Refunding Revenue Bonds
    V.R. Series 1992A
        12-01-19                                                 3.45              1,400,000(c)               1,400,000
Regents of the University Hospital Revenue Bonds
    V.R. Series 1992A
        12-01-19                                                 3.45                400,000(c)                 400,000
Regents of the University Hospital Revenue Bonds
    V.R. Series 1995A
        12-01-27                                                 3.45              4,700,000(c)               4,700,000
Regents of the University of Michigan
    C.P. Series 1999B
        07-12-99                                                 3.35              1,000,000                  1,000,000
University Hospital Refunding Revenue Bonds
    V.R. Series 1992A
        12-01-19                                                 3.45                500,000(c)                 500,000

Total                                                                                                        12,015,233


Minnesota (8.7%)
Becker Pollution Control Revenue Bonds
    (Northern States Power) C.P. Series 1999A
        07-13-99                                                 3.20              3,000,000                  3,000,000
        07-15-99                                                 3.20              2,000,000                  2,000,000
        09-08-99                                                 3.15              1,000,000                  1,000,000
Rochester Health Care Facility Revenue Bonds
    (Mayo Clinic) Series 1999A
        07-08-99                                                 3.15              1,000,000                  1,000,000
Rochester Health Care Facility Revenue Bonds
    (Mayo Clinic) Series 1999B
        07-07-99                                                 3.15              2,000,000                  2,000,000
School District Tax & Aid Anticipation Borrowing Program
    Certificates
        02-03-00                                                 3.00              3,000,000                  3,000,000
School District Tax & Aid Anticipation Borrowing Program
    Series 1998
        08-27-99                                                 3.63              1,400,000                  1,400,000
Southern Minnesota Municipal Power C.P. Series 1999B
        08-05-99                                                 3.30              2,000,000                  2,000,000

Total                                                                                                        15,400,000


Mississippi (1.5%)
Jackson County Port Facilities Refunding Revenue Bonds
    (Chevron) V.R. Series 1993
        06-01-23                                                 3.40                200,000(c)                 200,000
Jackson County Port Facilities Revenue Bonds
    (Chevron) V.R.
        06-01-23                                                 3.40              2,400,000(c)               2,400,000

Total                                                                                                         2,600,000


Missouri (0.1%)
Washington University Health & Education
    Facilities Authority Series 1996A
        09-01-30                                                 3.45                200,000(c)                 200,000


Nevada (1.1%)
Las Vegas Valley Water District
    General Obligation Bonds
    (Lt Water) C.P. Series 1999A
        07-06-99                                                 3.10              2,000,000                  2,000,000


New Jersey (1.1%)
South Jersey T.R.A.N.
        11-03-99                                                 2.95              2,000,000                  2,000,000


New Mexico (1.7%)
State T.R.A.N. Series 1999
        06-30-00                                                 3.97              3,000,000                  3,022,290

New York (10.3%)
Long Island Power Authority Electric Revenue Bonds
    Variable Sub Series 5
        05-01-33                                                 3.40              3,600,000(c)              3.600,000
Long Island Power Authority Electric Revenue Bonds
    Variable Sub Series 6
        05-01-33                                                 3.85              1,300,000(c)               1,300,000
Metropolitan Transit Authority Special Obligation
    B.A.N. C.P. Series 1999B
        07-22-99                                                 3.05              2,000,000                  2,000,000
New York City Municipal Water Finance Authority
    V.R. Series 1994C
        06-15-23                                                 3.70              1,600,000(c)               1,600,000
New York City  Municipal  Water Finance  Authority  Water & Sewer System Revenue
    Bonds V.R.
        06-15-22                                                 3.70              2,300,000(c)               2,300,000
        06-15-23                                                 3.70              7,300,000(c)               7,299,999

Total                                                                                                        18,099,999


North Carolina (2.3%)
Medical Care Community Hospital Revenue Bonds
    (Duke University Hospital) V.R. Series 1985B
        06-01-15                                                 3.65              2,000,000(c)               2,000,000
Medical Care Community Hospital Revenue Bonds
    (Duke University Hospital) V.R. Series 1985C
        06-01-15                                                 3.65              2,000,000(c)               2,000,000

Total                                                                                                         4,000,000

Ohio (1.0%)
State Air Quality Development Revenue Bonds
    (Cincinnati Gas & Electric) V.R. Series 1995A
        09-01-30                                                 3.35              1,800,000(c)               1,800,000


Oregon (0.9%)
Portland B.A.N. Series 1999A
        12-15-99                                                 3.69              1,500,000                  1,503,696

Pennsylvania (2.6%)
Commonwealth System of Higher Education
    (University of Pittsburgh) Asset Notes
        06-30-00                                                 3.98              1,000,000                  1,006,250
Delaware County Industrial Development Authority
    Airport Facility Revenue Bonds (UPS) V.R.
        12-01-15                                                 3.80                700,000(c)                 700,000
State Higher Education  Facilities  Authority Refunding Revenue
Bonds (Carnegie Mellon) Series 1995B V.R.
        11-01-27                                                 3.45                700,000(c)                 700,000
State Higher Education Facilities Authority Revenue Bonds
    (Carnegie Mellon University) V.R. Series 1995C
        11-01-29                                                 3.45              2,200,000(c)               2,200,000

Total                                                                                                         4,606,250

Tennessee (1.1%)
Shelby County B.A.N. C.P. Series 1998A
        07-08-99                                                 3.30              2,000,000                  2,000,000

Texas (6.9%)
Houston T.R.A.N. Series 1999
        06-30-00                                                 4.21              1,000,000                  1,009,180
Port Arthur Naval District of Jefferson
    Pollution Control Revenue Bonds (Texaco)
        10-01-24                                                 3.45              5,600,000(c)               5,600,000
San Antonio Electric & Gas System
    C.P. Series 1999A
        07-09-99                                                 3.40              3,500,000                  3,500,000
State T.R.A.N. Series 1998
        08-31-99                                                 4.49              2,000,000                  2,003,489

Total                                                                                                        12,112,669

Utah (1.1%)
State General Obligation Highway
    C.P. Series 1997B
        08-16-99                                                 3.15              2,000,000                  2,000,000

Virginia (4.2%)
Roanoke Hospital Revenue Bonds
    (Carilion Health System) V.R. Series 1997A
        07-01-27                                                 3.50              7,500,000(c)               7,500,000

Washington (0.6%)
State General Obligation Bonds V.R. Series 1996B
        06-15-20                                                 3.40              1,000,000(c)               1,000,000

Wisconsin (1.4%)
Kenosha University School District 1 T.R.A.N.
    Series 1998B
        10-29-99                                                 3.00              1,500,000                  1,500,000
Milwaukee Short-term School R.A.N.
        08-26-99                                                 4.25              1,000,000                  1,001,070

Total                                                                                                         2,501,070

Wyoming (4.1%)
Kemmerer Pollution Control Revenue Bonds

    (Exxon) V.R.
        11-01-14                                                 3.40                300,000(c)                 300,000
Lincoln County Pollution Control Revenue Bonds
    (Exxon) V.R. Series 1984A
        11-01-14                                                 3.80                300,000(c)                 300,000
Lincoln County Pollution Control Revenue Bonds
    (Exxon) V.R. Series 1984C
        11-01-14                                                 3.80                100,000(c)                 100,000
Lincoln County Pollution Control Revenue Bonds
    (Exxon) V.R. Series 1984D
        11-01-14                                                 3.80                200,000(c)                 200,000
State General Fund T.R.A.N.
        06-27-00                                                 3.98              3,000,000                  3,018,660
Sublette County (Exxon) V.R. Series 1984
        11-01-14                                                 3.40              2,100,000(c)               2,100,000
Uinta County Pollution Control Revenue Bonds
    Chevron USA V.R.
        12-01-22                                                 3.40              1,200,000(c)               1,200,000

Total                                                                                                         7,218,660

Total investments in securities
(Cost: $187,512,534)(e)                                                                                    $187,512,534


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  The following abbreviations may be used in the portfolio descriptions:

B.A.N.      --     Bond Anticipation Note
C.P.        --     Commercial Paper
R.A.N.      --     Revenue Anticipation Note
T.A.N.      --     Tax Anticipation Note
T.R.A.N.    --     Tax & Revenue Anticipation Note
V.R.        --     Variable Rate
V.R.D.B.    --     Variable Rate Demand Bond
V.R.D.N.    --     Variable Rate Demand Note

(c) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. However, for purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1999.

(d) The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

MBIA         --     Municipal Bond Investors Assurance

(e) Also represents the cost of securities for federal income tax purposes at June 30, 1999.

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